LEASES - Schedule of Operating Right-of-Use Assets and Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease right-of-use assets	$ 26,927	$ 0
Operating lease liabilities, current	3,720	0
Operating lease liabilities	30,201	$ 0
Total operating lease liabilities	$ 33,921
Weighted average remaining lease term (years)	9 years 11 months 12 days
Weighted average discount rate of operating leases	4.55%